Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other assets

Other assets consist of the following:

	As of December 31,
	2016	2017
Customer acquisition cost	$30,996	$37,017
Advance income and non-income taxes	60,203	63,474
Deferred transition costs	74,462	77,255
Deposits	29,853	32,174
Derivative instruments	20,657	24,906
Prepaid expenses	3,179	2,849
Accounts receivable due after one year	3,272	1,624
Others	19,706	22,870
	$242,328	$262,169